Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current
Amounts due to related parties, Current		$ 11,389	$ 145,926
Non-current
Amounts due to related parties, Non-current			2,007,285
Ian Huen [Member]
Current
Amounts due to related parties, Current		1,397	2,110
Darren Lui [Member]
Current
Amounts due to related parties, Current		3,449
Clark Cheng [Member]
Current
Amounts due to related parties, Current		5,699	401
Sabrina Khan [Member]
Current
Amounts due to related parties, Current		844	39
Aenco Solutions Limited [Member]
Current
Amounts due to related parties, Current			123,922
Jurchen Investment Corporation [Member]
Current
Amounts due to related parties, Current			19,454
Aeneas Group Limited [Member]
Non-current
Amounts due to related parties, Non-current	[1]		1,507,285
Jurchen Investment Corporation [Member]
Non-current
Amounts due to related parties, Non-current	[1]		$ 500,000

[1]	On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15.0 million in line of credit debt financing. The line of credit will initially mature on August 12, 2022, extendable for up to an additional three years period upon mutual written consent. The interest on the outstanding principal indebtedness is at the rate of 8% per annum. The Group may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty.